Other Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	R$ 1,446,216	R$ 684,942
Other accounts payable, current	1,199,195	537,810
Other accounts payable	247,021	147,132
Generation Deviation Wind Projects [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	498,666	299,264
Judicial settlement [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	444,409	0
Payments Returns To Consumers [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	149,432	60,498
Public Lighting Rate Collected [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	75,288	68,253
Aneel Order Provision [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	46,690	42,164
Pledges In Guarantee [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	35,145	43,297
Financial Offset For Use Of Water Resources [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	32,103	31,352
Other Liabilities Other Accounts Payable [Member]
Disclosure of fair value measurement of liabilities [line items]
Other accounts payable	R$ 164,483	R$ 140,114